FAIR VALUE - Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable
FAIR VALUE
Fair value	$ 14,478,000	$ 13,651,000
Convertible notes payable | Level 3
FAIR VALUE
Fair value	14,478,000	13,651,000
Subordinated convertible notes
FAIR VALUE
Fair value	12,079,380	10,355,681
Subordinated convertible notes | Level 3
FAIR VALUE
Fair value	12,079,380	10,355,681
Earn-out liability
FAIR VALUE
Fair value	11,310,000	12,810,000
Earn-out liability | Level 3
FAIR VALUE
Fair value	11,310,000	12,810,000
Warrant liability
FAIR VALUE
Fair value	2,834,062	1,991,503	$ 562,244
Warrant liability | Level 3
FAIR VALUE
Fair value	$ 2,834,062	$ 1,991,503	$ 562,244